Business Combinations (7Road Transactions, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 01, 2011	May 11, 2011
Business Acquisition [Line Items]
Goodwill	$ 26,502	$ 111,082	$ 258,997
Shenzhen 7Road [Member]
Business Acquisition [Line Items]
Cash consideration				$ 68,258	$ 68,260
Contingent consideration				28,051	$ 28,050
Total consideration				96,309
Receivables				7,440
Other tangible assets				22,213
Goodwill				103,366
Liabilities assumed				(8,983)
Fair value of non-controlling interest and put option				(53,111)
Total				96,309
Shenzhen 7Road [Member] | Completed game [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired				20,837
Shenzhen 7Road [Member] | Games under development [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired				3,561
Shenzhen 7Road [Member] | Other identifiable intangible assets acquired [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired				$ 986